Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
May 31, 2013
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Accrued payroll	51,537	64,539
Refundable incidental expenses received from students	8,338	9,735
Payable for purchase of property and equipment	7,069	7,652
Business taxes payable	5,639	7,294
Individual taxes withholding	5,060	8,887
Share repurchase payable	—	4,622
Royalty fees payable (c)	1,771	4,419
Amounts reimbursable to employees (a)	3,747	3,476
Rent payable	3,279	3,337
Accrued advertising fees	2,314	2,912
Refundable deposit (b)	2,157	2,868
Welfare payable	1,952	2,221
Accrued professional service fees	1,140	1,968
Other taxes payable	897	1,789
Value added taxes payable	796	978
Acquisition payable for CMSI	—	132
Others (d)	4,077	4,670

Total	99,773	131,499

(a)	Amounts reimbursable to employees included traveling and the related expenses incurred by employees on behalf of the Group.
(b)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation.
(c)	Royalty fees payable related to payments to content providers for on-line learning programs.
(d)	Others primarily included transportation expenses, utility fees, property management fees, and other miscellaneous expenses payable.